Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	$ 683,506	$ 910,031	$ 1,046,170
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(714,570)	(724,362)	(645,424)
Purchase of cost method investment	(4,000)	(25,000)
Capital contributions to unconsolidated affiliates	(10,340)
Other investing activities	(1,679)	8	174
Net cash provided by (used in) investing activities	(730,589)	(749,354)	(645,250)
Cash flows from financing activities:
Proceeds from drawdown of long-term debt	1,250,000	430,000	135,000
Repayments of long-term debt	(328,944)	(496,829)	(610,418)
Payment of premium on early extinguishment of debt	(32)		(21,250)
Debt issuance costs	(38,393)
Payments on tender, debt exchange and consent transaction	(293,276)
Dividends paid to preferred shareholders	(4,959)	(9,919)	(9,919)
Other payments for satellites	(18,333)
Principal payments on deferred satellite performance incentives	(17,429)	(19,568)	(19,774)
Capital contribution from noncontrolling interest			12,209
Dividends paid to noncontrolling interest	(8,980)	(8,423)	(8,744)
Other financing activities	1,942	1,753	3,893
Net cash provided by (used in) financing activities	541,596	(102,986)	(519,003)
Effect of exchange rate changes on cash and cash equivalents	(30)	(9,297)	(6,560)
Net change in cash and cash equivalents	494,483	48,394	(124,643)
Cash and cash equivalents, beginning of period	171,541	123,147	247,790
Cash and cash equivalents, end of period	666,024	171,541	123,147
Intelsat S.A. and Other Parent Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(10,234)	724	(1,366)
Cash flows from investing activities:
Repayment from (disbursements for) intercompany loans	4,895	9,538	9,214
Investment in subsidiaries	(6,087)	(7,355)	(3,790)
Dividend from affiliates		19,000	8,300
Net cash provided by (used in) investing activities	(1,192)	21,183	13,724
Cash flows from financing activities:
Disbursements for intercompany loans		(1,430)	(4,233)
Dividends paid to preferred shareholders	(4,959)	(9,919)	(9,919)
Other financing activities		154	4,231
Net cash provided by (used in) financing activities	(4,959)	(11,195)	(9,921)
Effect of exchange rate changes on cash and cash equivalents	(4)
Net change in cash and cash equivalents	(16,389)	10,712	2,437
Cash and cash equivalents, beginning of period	16,941	6,229	3,792
Cash and cash equivalents, end of period	552	16,941	6,229
Intelsat Luxembourg [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	89,342	(251,879)	(270,171)
Cash flows from investing activities:
Investment in subsidiaries	(300,050)	(610,000)
Dividend from affiliates	269,700	898,400	279,400
Net cash provided by (used in) investing activities	(30,350)	288,400	279,400
Cash flows from financing activities:
Repayments of long-term debt		(17,829)
Dividends to shareholders		(19,000)	(8,300)
Net cash provided by (used in) financing activities		(36,829)	(8,300)
Net change in cash and cash equivalents	58,992	(308)	929
Cash and cash equivalents, beginning of period	760	1,068	139
Cash and cash equivalents, end of period	59,752	760	1,068
Intelsat Connect Finance S.A [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	4,764
Cash flows from financing activities:
Debt issuance costs	(15,562)
Payments on tender, debt exchange and consent transaction	(259,267)
Capital contribution from parent	300,050
Net cash provided by (used in) financing activities	25,221
Net change in cash and cash equivalents	29,985
Cash and cash equivalents, end of period	29,985
Intelsat Jackson [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	917,923	1,138,747	1,253,342
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(699,213)	(720,273)	(639,603)
Repayment from (disbursements for) intercompany loans		2,064	3,873
Investment in subsidiaries	(30,655)	(198)	(194)
Dividend from affiliates	8,980	28,423	33,943
Purchase of cost method investment	(4,000)	(25,000)
Other investing activities		432	174
Net cash provided by (used in) investing activities	(724,888)	(714,552)	(601,807)
Cash flows from financing activities:
Proceeds from drawdown of long-term debt	1,250,000	430,000	135,000
Repayments of long-term debt	(328,944)	(479,000)	(586,000)
Disbursements for intercompany loans	(364,132)	337,261	(9,214)
Payment of premium on early extinguishment of debt	(32)		(21,250)
Debt issuance costs	(26,133)
Payments on tender, debt exchange and consent transaction	(34,009)
Other payments for satellites	(18,333)
Capital contribution from parent		250,000
Dividends to shareholders	(269,700)	(898,400)	(279,400)
Principal payments on deferred satellite performance incentives	(17,429)	(18,405)	(18,705)
Other financing activities	1,942	1,600	(338)
Net cash provided by (used in) financing activities	193,230	(376,944)	(779,907)
Effect of exchange rate changes on cash and cash equivalents	(999)	(925)	(1,085)
Net change in cash and cash equivalents	385,266	46,326	(129,457)
Cash and cash equivalents, beginning of period	109,959	63,633	193,090
Cash and cash equivalents, end of period	495,225	109,959	63,633
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	1,506,746	1,629,412	1,887,340
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(699,213)	(720,273)	(639,603)
Repayment from (disbursements for) intercompany loans		2,064	3,873
Investment in subsidiaries	(10,955)	(40,444)	(194)
Dividend from affiliates	8,980	28,423	33,943
Purchase of cost method investment	(4,000)	(25,000)
Other investing activities		432	174
Net cash provided by (used in) investing activities	(705,188)	(754,798)	(601,807)
Cash flows from financing activities:
Disbursements for intercompany loans	(12,438)
Other payments for satellites	(18,333)
Capital contribution from parent	96,658	86,316	103,698
Dividends to shareholders	(524,327)	(916,697)	(1,473,781)
Principal payments on deferred satellite performance incentives	(17,429)	(18,405)	(18,705)
Other financing activities		1,600	(338)
Net cash provided by (used in) financing activities	(475,869)	(847,186)	(1,389,126)
Effect of exchange rate changes on cash and cash equivalents	(991)	(931)	(1,063)
Net change in cash and cash equivalents	324,698	26,497	(104,656)
Cash and cash equivalents, beginning of period	89,641	63,144	167,800
Cash and cash equivalents, end of period	414,339	89,641	63,144
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(314,986)	22,438	64,363
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(15,357)	(4,089)	(5,821)
Repayment from (disbursements for) intercompany loans	359,237	(346,799)
Capital contributions to unconsolidated affiliates	(10,340)
Other investing activities	(1,679)	(424)
Net cash provided by (used in) investing activities	331,861	(351,312)	(5,821)
Cash flows from financing activities:
Repayments of long-term debt			(24,418)
Disbursements for intercompany loans		(634)	360
Capital contribution from parent	36,742	367,553	3,984
Dividends to shareholders	(8,980)	(28,423)	(33,943)
Principal payments on deferred satellite performance incentives		(1,163)	(1,069)
Capital contribution from noncontrolling interest			12,209
Dividends paid to noncontrolling interest	(8,980)	(8,423)	(8,744)
Net cash provided by (used in) financing activities	18,782	328,910	(51,621)
Effect of exchange rate changes on cash and cash equivalents	972	(8,372)	(5,473)
Net change in cash and cash equivalents	36,629	(8,336)	1,448
Cash and cash equivalents, beginning of period	43,881	52,217	50,769
Cash and cash equivalents, end of period	80,510	43,881	52,217
Consolidation and Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(1,510,049)	(1,629,411)	(1,887,338)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	699,213	720,273	639,603
Repayment from (disbursements for) intercompany loans	(364,132)	333,133	(16,960)
Investment in subsidiaries	347,747	657,997	4,178
Dividend from affiliates	(287,660)	(974,246)	(355,586)
Purchase of cost method investment	4,000	25,000
Other investing activities		(432)	(174)
Net cash provided by (used in) investing activities	399,168	761,725	271,061
Cash flows from financing activities:
Disbursements for intercompany loans	376,570	(335,197)	13,087
Debt issuance costs	3,302
Other payments for satellites	18,333
Capital contribution from parent	(433,450)	(703,869)	(107,682)
Dividends to shareholders	803,007	1,862,520	1,795,424
Principal payments on deferred satellite performance incentives	17,429	18,405	18,705
Other financing activities		(1,601)	338
Net cash provided by (used in) financing activities	785,191	840,258	1,719,872
Effect of exchange rate changes on cash and cash equivalents	992	931	1,061
Net change in cash and cash equivalents	(324,698)	(26,497)	104,656
Cash and cash equivalents, beginning of period	(89,641)	(63,144)	(167,800)
Cash and cash equivalents, end of period	$ (414,339)	$ (89,641)	$ (63,144)